Tangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Tangible assets.
Schedule of changes in Tangible assets in the consolidated balance sheet

Property, Plant and Equipment

Cost:
Balances at January 1, 2017	11,614
Additions	1,816
Disposals	(123)
Balances at December 31, 2017	13,307
Additions	2,857
Assets acquired from Santander Tecnología México	815
Disposals	(151)
Balances at December 31, 2018	16,828

Accumulated depreciation:
Balances at January 1, 2017	(5,922)
Additions	(1,010)
Disposals	123
Balances at December 31, 2017	(6,809)
Additions	(1,091)
Assets acquired from Santander Tecnología México	(358)
Disposals	144
Balances at December 31, 2018	(8,114)

Balances at December 31, 2017	6,498
Balances at December 31, 2018	8,714

Schedule of future minimum lease payments required under the Bank's operating leases

	12/31/2018
		Other Operating
Operating Lease Due	Fibra Uno	Leases	Total

2019	276	1,480	1,756
2020	276	1,278	1,554
2021	276	1,100	1,376
2022	276	798	1,074
2023	276	492	768
2024 and thereafter	2,296	1,191	3,487
Total commitments for minimum payments under operating lease	3,676	6,339	10,015

Detail by asset class of Tangible assets for own use in the consolidated balance sheet

		Accumulated
	Cost	Depreciation	Impairment Losses	Carrying Amount

Buildings	8,057	(4,492)	—	3,565
IT equipment and fixtures	2,857	(1,290)	—	1,567
Furniture and vehicles	1,670	(1,027)	—	643
Others	723	—	—	723
Balances at December 31, 2017	13,307	(6,809)	—	6,498

Buildings	9,780	(5,179)	—	4,601
IT equipment and fixtures	3,715	(1,620)	—	2,095
Furniture and vehicles	2,241	(1,315)	—	926
Others	1,092	—	—	1,092
Balances at December 31, 2018	16,828	(8,114)	—	8,714